Stock-Based Compensation Plans, Stock Appreciation Rights Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Stock Appreciation Rights Plan [Abstract]
Accounts payable and accrued liabilities	$ 41,348	$ 50,790
Stock Appreciation Rights Plan [Member]
Stock Appreciation Rights Plan [Abstract]
Expiry period	P10Y
Vesting period	P4Y
Accounts payable and accrued liabilities	$ 70	$ 77